Oppenheimer
Value Fund/VA
A series of Oppenheimer Variable
Account Funds

Prospectus dated December 23, 2002

                                         Oppenheimer Value Fund/VA is a mutual
                                         fund. It seeks long-term growth of
                                         capital by investing mainly in common
                                         stocks that the portfolio manager
                                         believes to be undervalued.
                                               Shares of the Fund are sold only
                                         as the underlying investment for
                                         variable life insurance policies,
                                         variable annuity contracts and other
                                         insurance company separate accounts. A
                                         prospectus for the insurance product
                                         you have selected accompanies this
                                         Prospectus and explains how to select
                                         shares of the Fund as an investment
                                         under that insurance product, and
                                         whether you are only eligible to
                                         purchase Service share of the Fund.
                                               This Prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. Please read this
                                         Prospectus (and your insurance product
                                         prospectus) carefully before you
                                         invest and keep them for future
As with all mutual funds, the            reference about your account.
Securities
And Exchange Commission has not
approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete.
It is a criminal offense to represent
otherwise.
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CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  About the Fund's Investments

                  How the Fund is Managed

                  INVESTING IN THE FUND

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

ABOUT THE FUND

The Fund's Investment Objective and Strategies

What Is the Fund's Investment Objective? The Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

What Does the Fund  Mainly  Invest In?  The Fund may  invest  mainly in common stocks of different  capitalization  ranges,  and currently  emphasizes  large capitalization stocks. The Fund also can buy other investments, including:
o     Preferred stocks, rights and warrants and convertible securities, and
o     Securities of U.S. and foreign companies, although there are limits on the Fund's investments in foreign securities.

How Does the  Portfolio  Manager  Decide What  Securities  to Buy or Sell?  In
selecting  securities for purchase or sale by the Fund,  the Fund's  portfolio manager  selects  securities  one at a  time.  This is  called  a  "bottom  up
approach."  The  portfolio   manager  uses  fundamental   analysis  to  select
securities for the Fund that he believes are  undervalued.  While this process and the  inter-relationship  of the factors  used may change over time and its implementation  may vary in particular  cases, the portfolio manager currently considers the following factors when assessing a company's business prospects:
o     Future supply/demand conditions for its key products,
o     Product cycles,
o     Quality of management,
o     Competitive position in the market place,
o     Reinvestment plans for cash generated, and
o     Better-than-expected earnings reports.

      Not all factors are relevant for every individual security.

The  portfolio  manager  may  consider  selling a stock for one or more of the following reasons:
o     The stock price reached its target,
o     The company's fundamentals appear to be deteriorating, or
o     Better stock selections are believed to have been identified.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term. Because the Fund currently focuses its investments in stocks, those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that can have substantial stock investments. Since the
Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have some degree of risk.  The Fund's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

|X|   Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets.  Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other. In particular, because the Fund currently emphasizes investments in stocks of U.S. issuers, it will be affected primarily by changes in U.S.
stock markets.

      Additionally,  stocks  of  issuers  in  a  particular  industry  may  be affected by changes in economic  conditions  that  affect that  industry  more than others,  or by changes in government  regulations,  availability of basic resources or supplies,  or other events affecting that industry. At times, the
Fund may  increase the relative  emphasis of its  investments  in a particular industry.  To the  extent  that  the  Fund  is  emphasizing  investments  in a particular  industry,  its share  values may  fluctuate  in response to events affecting that industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund emphasizes securities of large companies but it can also buy stocks of small- and medium-size companies, which may have more volatile stock prices than stocks of large companies.

|X|   Risks of Value Investing. Value investing seeks stocks having prices that are low in relation to what their real worth or prospects are believed to be. The Fund hopes that it will realize appreciation in the value of its holdings when other investors realize the intrinsic value of those stocks. In using a value investing style, there is the risk that the market will not recognize that the securities are undervalued and they might not appreciate in value as the Manager anticipates.

|X|   Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the
U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transaction, changes in governmental economic or monetary policy in the U.S. or aboard, or other political and economic factors.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

      The Fund focuses its investments on stocks for long-term growth. Stock markets can be volatile, and the prices of the Fund's shares will go up and down. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the
OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

      Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available.  Once available, this information will provide some indication of the risks of an investment in the Fund by showing how the Fund's performance compares to those of a broad-based index, such as the S&P 500 Index.  After the Fund has commenced investment operations, to obtain the Fund's performance information, you can contact the Transfer Agent at the toll-free telephone number on the back cover of this Prospectus. Please remember that the Fund is intended to be a long-term investment, performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expected expenses during its first fiscal year.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                   Non-ServiService
                                   Shares   Shares
----------------------------------------------------
Management Fees                    0.75%    0.75%
----------------------------------------------------
----------------------------------------------------
Distribution     and/or    Service N/A      0.25%
(12b-1) Fees
----------------------------------------------------
----------------------------------------------------
Other Expenses                     0.30%    0.30%
----------------------------------------------------
----------------------------------------------------
Total Annual Operating Expenses    1.05%    1.30%
-----------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 ----------------------------
 If shares are redeemed:        1 Year      3 Years
 -----------------------------------------------------
 Non Service Shares              $107         $334
 -----------------------------------------------------
 -----------------------------------------------------
 Service Shares                  $132         $412
 -----------------------------------------------------

 If shares are not redeemed:    1 Year      3 Years
 -----------------------------------------------------
 -----------------------------------------------------
 Non Service Shares              $107         $334
 -----------------------------------------------------
 -----------------------------------------------------
 Service Shares                  $132         $412
 ----------------------------

About the Fund's Investments

The Fund's Principal Investment Policies.  The allocation of the Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends by the Manager.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.
The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its total assets in any one industry.

      However, changes in the overall market prices of securities and any income they may pay can occur at any time. The price and yield of the Fund's shares will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

|X|   Stock   Investments.   The  Fund  invests  primarily  in  a  diversified
portfolio of common  stocks of issuers  that may be of small,  medium or large capitalization,  to seek capital  growth.  The Fund can invest in other equity securities,  including preferred stocks,  rights and warrants,  and securities convertible into common stock. The Fund can buy securities  issued by domestic or foreign companies.  However, the Fund currently  emphasizes  investments in large capitalization stocks of U.S. issuers.

      While many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of their conversion feature. In these cases, their credit rating has less impact on the investment decision than in the case of other debt securities. Convertible securities are subject to credit risk and interest rate risk, discussed below.

      The Fund can buy convertible securities rated as low as "B" by Moody's
Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager).
Those ratings are below "investment grade" and the securities are subject to greater risk of default by the issuer than investment-grade securities. These investments are subject to the Fund's policy of not investing more than 10%
of its net assets in debt securities.

Can the Fund's Investment Objective and Policies Change?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. Other investment restrictions that are fundamental policies are listed in the Statement of
Additional Information.  An investment policy is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Fund can use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

|X|   Cash and Cash Equivalents. Under normal market conditions the Fund can invest up to 15% of its net assets in cash and cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term
U.S. government securities. This strategy would be used primarily for cash management or liquidity purposes. To the extent that the Fund uses this strategy, it might reduce its opportunities to seek its objective of long-term growth of capital.

|X|   Debt Securities.  Under normal market conditions, the Fund can invest in debt  securities,  such  as  securities  issued  or  guaranteed  by  the  U.S.
government  or  its  agencies  and   instrumentalities,   foreign   government
securities, and foreign and domestic corporate bonds and debentures.  Normally these  investments  are limited to not more than 10% of the Fund's net assets, including convertible debt securities.

      The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's debt investments may be "investment grade"
(that is, rated in the four highest rating categories of a nationally recognized rating organization) or may be lower-grade securities rated as low as "B," as described above.

o     Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities are subject to risks of default. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.

o     Interest Rate Risk. The values of debt securities, including U.S.
government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

|X|   Foreign Securities. The Fund can invest up to 25% of its total assets in securities or governments in any country, developed or underdeveloped.
These include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies and instrumentalities.

|X|   Derivative Investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, mortgage-related securities and "stripped" securities are examples of derivatives the Fund can use. Currently the Fund does not use derivative investments to a significant degree.

o     There Are Special Risks In Using Derivative Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the
Manager expected it to perform. If that happens, the Fund's share prices could decline or the Fund could get less income than expected. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. Some derivative investments held by the Fund may be illiquid. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

o     Hedging. The Fund can buy and sell futures contracts, put and call options, swaps, and forward contracts.  These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes. The Fund has limits on its use of hedging instruments and is not required to use them in seeking its investment objective.

      The Fund can buy and sell options, swaps, futures and forward contracts for a number of purposes. Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. The Fund may also try to manage its exposure to changing interest rates.

      There are special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge fails and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

|X|   Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The
Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

|X|   Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
100% of its assets in defensive securities.  Generally, they would be short-term U.S. government securities, high-grade commercial paper, bank obligations or repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

|X|   Portfolio Turnover. The Fund may engage in active or frequent trading to try to achieve its objective. The Fund's portfolio turnover rate will fluctuate from year to year, depending on market conditions. Portfolio turnover increases the Fund's brokerage costs which reduces its performance.
If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this
Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of June 30, 2002, including other Oppenheimer funds with more than seven million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, New York 10018.

|X|   Portfolio Manager. The Fund is managed by Christopher Leavy. Mr. Leavy is a Senior Vice President of the Manager, Vice President of the Fund and
serves as an officer and portfolio manager of other Oppenheimer funds.  Prior to joining the Manager in September 2000, he was a portfolio manager of
Morgan Stanley Dean Witter Investment Management (from 1997) prior to which he was a portfolio manager and equity analyst of Crestar Asset Management
(from 1995).

|X|   Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate of 0.75% of the average annual net assets of the Fund.

|X|   Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Fund's Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

Two classes of shares are described in this Prospectus.  Currently, the Fund offers only non-service shares.

How Are Shares Purchased?  Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

|X|   Market Timers.  The Fund has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  "Market timers" include persons whose separate account transactions have, or have attempted (i) an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanges out of the
Fund more than twice in any calendar quarter, (iii) an exchange of Fund shares equal to at least $5 million, or more than 1% of the Fund's net assets, or (iv) other transactions in Fund shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

      The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -
also known as "market timing."  When large dollar amounts are involved, the
Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares.  These factors may hurt the Fund's performance and its shareholders.

------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only
                                                                       ----
from your participating insurance company or its servicing agent. The Fund's
Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer
Agent.
------------------------------------------------------------------------------

|X|   At What Price Are Shares Sold?  Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which
Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

      The net asset value per share is determined as of the close of The New
York Stock Exchange on each day that the exchange is open for trading
(referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of
Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the
Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in
Colorado.

      The Fund's net asset value is used to determine the unit value for the separate account that invests in the Fund. Please refer to the accompanying prospectus for the participating insurance company for information on unit values.

|X|   Classes of Shares.  The Fund may offer two different classes of shares.
The class of shares offered by this Prospectus has no class name designation.  The other class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the
Plan on Service shares is described below.  The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a
Distribution and Service Plan for Service shares to pay the distributor, for distribution and personal service and maintenance of accounts for the Fund's
Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the
Fund.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the
Fund receives the order from the insurance company, generally by 9:30 A.M.
the next regular business day, at the office of its Transfer Agent in
Colorado.  The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees.
Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.

      This information is only a summary of certain federal income tax information about an investment in Fund shares.  You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

FINANCIAL HIGHLIGHTS Agressive Growth Fund/VA

                                             SIX
MONTHS                                                                  YEAR

ENDED                                                                 ENDED
                                          JUNE 30,
2002                                                          DECEMBER 31,
 NON-SERVICE SHARES                         (UNAUDITED)          2001
2000          1999          1998          1997
==============================================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period           $ 40.72       $ 70.77       $
82.31       $ 44.83       $ 40.96       $ 38.71
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.06)          .23
..53          (.09)         (.05)          .10
 Net realized and unrealized gain (loss)          (6.93)       (21.38)
(8.59)        37.57          5.09          4.01
------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                 (6.99)       (21.15)
(8.06)        37.48          5.04          4.11
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.23)         (.54)
--            --          (.10)         (.09)
 Distributions from net realized gain                --         (8.36)
(3.48)           --         (1.07)        (1.77)

------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                     (.23)        (8.90)
(3.48)           --         (1.17)        (1.86)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $33.50        $40.72
$70.77        $82.31        $44.83        $40.96

====================================================================================

==============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (17.24)%      (31.27)%
(11.24)%       83.60%        12.36%        11.67%

==============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)    $1,245,904    $1,621,550
$2,595,101    $2,104,128    $1,077,960      $877,807
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $1,443,476    $1,898,088
$2,978,465    $1,314,349    $  954,848      $753,852
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                     (0.32)%        0.47%
0.65%        (0.17)%       (0.12)%        0.31%
 Expenses                                          0.67%         0.68%
0.64%         0.67%         0.71%         0.73%(3)
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             32%          134%
39%           66%           80%           88%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

9  OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FINANCIAL HIGHLIGHTS  Continued

SIX MONTHS                        YEAR

ENDED                       ENDED

JUNE 30, 2002                DECEMBER 31,
 SERVICE
SHARES
(UNAUDITED)          2001       2000(1)
==============================================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of
period                                                      $40.70
$70.77        $97.75
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..01           .19           .20
 Net realized and unrealized
loss                                                           (7.05)
(21.36)       (27.18)

------------------------------------
 Total from investment
operations                                                           (7.04)
(21.17)       (26.98)
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                                                        (.20)
(.54)           --
 Distributions from net realized
gain                                                          --
(8.36)           --

------------------------------------
 Total dividends and/or distributions to
shareholders                                        (.20)        (8.90)           --
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                                            $33.46
$40.70        $70.77

===================================

==============================================================================================================================
 TOTAL RETURN, AT NET ASSET
VALUE(2)                                                       (17.35)%
(31.31)%      (27.60)%

==============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in
thousands)                                                     $70
$54            $1
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)                                                            $67
$31            $1
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income
(loss)                                                               (0.50)%
0.09%         1.14%

Expenses
0.86%         0.83%         0.64%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate
32%          134%           39%

1. For the period from October 16, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS Bond Fund/VA

                                                   SIX
MONTHS                                                               YEAR

ENDED                                                              ENDED
                                                JUNE 30,
2002                                                       DECEMBER 31,
 NON-SERVICE SHARES                               (UNAUDITED)         2001
2000          1999          1998         1997
------------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                $ 11.21       $ 11.25      $
11.52       $ 12.32       $ 11.91      $ 11.63
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                                   .40           .81
..94           .88           .72          .76
 Net realized and unrealized gain (loss)                (.16)          .03
(.29)        (1.06)          .07          .28

-------------------------------------------------------------------------------
 Total from investment operations                        .24           .84
..65          (.18)          .79         1.04
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:

 Dividends from net investment income                   (.83)         (.88)
(.92)         (.57)         (.20)        (.72)
 Distributions from net realized gain                     --
--           --          (.05)         (.18)        (.04)

-------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.83)         (.88)
(.92)         (.62)         (.38)        (.76)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $ 10.62       $ 11.21      $
11.25       $ 11.52       $ 12.32      $ 11.91

===============================================================================
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                    2.37%         7.79%
6.10%        (1.52)%        6.80%        9.25%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $662,794      $693,701
$562,345      $601,064      $655,543     $520,078
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $673,282      $638,820
$557,873      $633,059      $586,242     $449,760
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  7.16%         7.93%
7.94%         7.22%         6.31%        6.72%
 Expenses                                               0.74%         0.77%
0.76%         0.73%         0.74%(3)     0.78%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 126%          186%
260%          256%           76%         117%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period.
Total returns are
not annualized for periods less than one full year. Total return information does not reflect
expenses that apply at the separate account level or to related insurance products.
Inclusion of
these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14 OPPENHEIMER BOND FUND/VA

                                                             PERIOD ENDED
                                                         JUNE 30, 2002(1)
 SERVICE SHARES                                               (UNAUDITED)
---------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                             $ 10.46
---------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                .02
 Net realized and unrealized gain                                     .14
                                                             --------------
 Total from investment operations                                     .16
                                                            --------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                  --
 Distributions from net realized gain                                  --
                                                             -------------
 Total dividends and/or distributions to shareholders                  --
---------------------------------------------------------------------------
 Net asset value, end of period                                    $10.62
                                                             ==============

---------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                                 1.53%

---------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                             $63
---------------------------------------------------------------------------
 Average net assets (in thousands)                                    $10
---------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                               5.56%
 Expenses                                                            0.98%
---------------------------------------------------------------------------
 Portfolio turnover rate                                              126%

1. For the period from May 1, 2002 (inception of offering) to June 30, 2002.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS Capital Appreciation Fund/VA

                                            SIX
MONTHS                                                                 YEAR

ENDED                                                                ENDED
                                         JUNE 30,
2002                                                         DECEMBER 31,
 NON-SERVICE SHARES                        (UNAUDITED)          2001
2000          1999         1998          1997
============================================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period           $36.58        $46.63
$49.84        $36.67       $32.44       $27.24
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .05           .18
..27           .06          .13           .25
 Net realized and unrealized gain (loss)         (7.04)        (5.86)
..02         14.68         7.28          6.62

----------------------------------------------------------------------------
 Total from investment operations                (6.99)        (5.68)
..29         14.74         7.41          6.87
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
  to shareholders:
 Dividends from net investment income             (.18)         (.27)
(.06)         (.13)        (.24)         (.15)
 Distributions from net realized gain               --         (4.10)
(3.44)        (1.44)       (2.94)        (1.52)

----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.18)        (4.37)
(3.50)        (1.57)       (3.18)        (1.67)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.41        $36.58
$46.63        $49.84       $36.67        $32.44

============================================================================

============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)            (19.19)%      (12.58)%
(0.23)%       41.66%       24.00%        26.68%

============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)   $1,602,149    $1,975,345
$2,095,803    $1,425,197     $768,550      $493,906
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,874,104    $2,000,314
$1,922,099    $1,002,835     $609,246      $390,447
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            0.33%         0.51%
0.66%         0.21%        0.50%         1.02%
 Expenses                                         0.65%         0.68%
0.67%         0.70%        0.75%(3)      0.75%(3)
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            21%           45%
38%           56%          56%           66%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

SIX MONTHS         PERIOD

ENDED          ENDED

JUNE 30, 2002   DECEMBER 31,
 SERVICE
SHARES
(UNAUDITED)           2001(1)
===========================================================================================================================

 PER SHARE OPERATING
DATA
 Net asset value, beginning of
period                                                                $
36.56        $ 31.66
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..18             --(2)
 Net realized and unrealized gain
(loss)
(7.23)          4.90

-----------------------
 Total from investment
operations
(7.05)          4.90
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
(.18)            --
 Distributions from net realized
gain
--             --

-----------------------
 Total dividends and/or distributions
 to
shareholders
(.18)            --
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
period
$29.33         $36.56

=======================

============================================================================================================================
 TOTAL RETURN, AT NET ASSET
VALUE(3)
(19.39)%        15.51%

============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in
thousands)
$4,297            $90
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$1,103            $16
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment
income
0.27%          0.11%

Expenses
0.80%          0.81%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate
21%            45%

1. For the period from September 18, 2001 (inception of offering) to December
31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS Global Securities Fund/VA

                                              SIX
MONTHS                                                                  YEAR

ENDED                                                                 ENDED
                                           JUNE 30,
2002                                                          DECEMBER 31,
 NON-SERVICE SHARES                          (UNAUDITED)          2001
2000          1999          1998          1997
===============================================================================================================================

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $22.84        $30.33
$33.41        $22.07        $21.37        $17.67
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .11           .17
..27           .14           .24           .25
 Net realized and unrealized gain (loss)           (1.74)        (3.85)
1.82         12.21          2.64          3.68
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                  (1.63)        (3.68)
2.09         12.35          2.88          3.93
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.11)         (.19)
(.09)         (.14)         (.46)         (.23)
 Dividends in excess of net investment income         --            --
--          (.13)           --            --
 Distributions from net realized gain                 --         (3.62)
(5.08)         (.74)        (1.72)           --

--------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.11)        (3.81)
(5.17)        (1.01)        (2.18)         (.23)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $21.10        $22.84
$30.33        $33.41        $22.07        $21.37

======================================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)               (7.18)%      (12.04)%
5.09%        58.48%        14.11%        22.42%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $1,881,656    $1,905,890
$2,136,420    $1,762,366    $1,135,029      $959,110
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $1,937,943    $1,918,335
$2,116,100    $1,251,190    $1,055,123      $802,389
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                              1.01%         0.70%
0.83%         0.57%         1.22%         1.51%
 Expenses                                           0.66%         0.70%
0.68%         0.69%         0.74%(3)      0.76%(3)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              15%           39%
50%           64%           81%           67%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        10 OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                     SIX
MONTHS                        YEAR

ENDED                       ENDED
                                                  JUNE 30, 2002
DECEMBER 31,
 SERVICE SHARES                                     (UNAUDITED)          2001
2000(1)
============================================================================================

 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $ 22.78       $ 30.30
$ 32.65
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .10
..21           .03
 Net realized and unrealized loss                         (1.74)
(3.92)        (2.38)
--------------------------------------------------------------------------------------------
 Total from investment operations                         (1.64)
(3.71)        (2.35)
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.10)
(.19)           --
 Distributions from net realized gain                        --
(3.62)           --

------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.10)
(3.81)           --
--------------------------------------------------------------------------------------------
 Net asset value, end of period                          $21.04
$22.78        $30.30

==========================================

============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      (7.24)%
(12.17)%      (7.20)%
--------------------------------------------------------------------------------------------

============================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $34,087
$20,467          $983
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $26,765       $
8,502          $325
--------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     0.88%
0.44%         0.60%
 Expenses                                                  0.85%
0.85%         0.83%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     15%
39%           50%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS High Income Fund/VA

                                            SIX
MONTHS                                                                  YEAR

ENDED                                                                 ENDED
                                         JUNE 30,
2002                                                          DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)          2001
2000          1999          1998          1997
=============================================================================================================================

PER SHARE OPERATING DATA
Net asset value, beginning of period          $   8.54      $   9.27      $
10.72      $  11.02      $  11.52      $  11.13
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28           .84
1.00          1.01           .95           .94
Net realized and unrealized gain (loss)           (.55)         (.62)
(1.36)         (.55)         (.90)          .37

-------------------------------------------------------------------------------
Total from investment operations                  (.27)          .22
(.36)          .46           .05          1.31
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income              (.85)         (.95)
(1.09)         (.76)         (.25)         (.91)
Distributions from net realized gain                --            --
--            --          (.30)         (.01)
Total dividends and/or distributions
to shareholders                                   (.85)         (.95)
(1.09)         (.76)         (.55)         (.92)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   7.42      $   8.54      $
9.27      $  10.72      $  11.02      $  11.52

===============================================================================

=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)              (3.56)%        1.97%
(3.74)%        4.29%         0.31%        12.21%

=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $328,400      $344,788
$333,533      $340,829      $328,563      $291,323
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $353,676      $347,723
$329,260      $340,519      $322,748      $223,617
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             7.60%         9.94%
10.47%         9.61%         8.65%         8.88%
Expenses                                          0.77%         0.79%
0.79%         0.75%         0.78%(3)      0.82%(3)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             34%           46%
31%           33%          161%          168%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS Main Street Growth & Income Fund/VA

                                            SIX
MONTHS                                                                  YEAR

ENDED                                                                 ENDED
                                         JUNE 30,
2002                                                          DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)          2001
2000          1999          1998          1997
=============================================================================================================================

PER SHARE OPERATING DATA
Net asset value, beginning of period           $ 18.99       $ 21.26       $
24.63       $ 20.48       $ 20.58       $ 16.37
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .06           .13
..10           .11           .13           .19
Net realized and unrealized gain (loss)          (1.38)        (2.29)
(2.14)         4.29           .92          4.91

---------------------------------------------------------------------------------
Total from investment operations                 (1.32)        (2.16)
(2.04)         4.40          1.05          5.10
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income              (.13)         (.11)
(.09)         (.09)         (.05)         (.17)
Distributions from net realized gain                --            --
(1.24)         (.16)        (1.10)         (.72)

---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.13)         (.11)
(1.33)         (.25)        (1.15)         (.89)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $17.54        $18.99
$21.26        $24.63        $20.48        $20.58

=================================================================================

=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)              (7.03)%      (10.16)%
(8.78)%       21.71%         4.70%        32.48%

=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $1,036,305    $1,074,945
$1,009,823      $555,311      $308,353      $155,368
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $1,094,872    $1,028,913    $
809,662      $391,063      $234,306      $ 94,906
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             0.72%         0.73%
0.69%         0.63%         0.74%         1.15%
Expenses                                          0.68%         0.73%
0.73%         0.78%         0.79%(3)      0.83%(3)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             38%           69%
63%          118%           86%           79%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                        SIX
MONTHS                                                    YEAR

ENDED                                                   ENDED
                                                     JUNE 30,
2002                                            DECEMBER 31,
 NON-SERVICE SHARES                                    (UNAUDITED)
2001            2000        1999       1998(1)
===========================================================================================================================
PER SHARE OPERATING DATA
 Net asset value, beginning of period                      $ 11.05       $
11.09         $ 14.07      $ 9.60        $10.00
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income (loss)                                   --(2)
--(2)         (.03)       (.02)         (.02)
 Net realized and unrealized gain (loss)                       .04
(.04)          (2.35)       4.49          (.38)

----------------------------------------------------------------
 Total from investment operations                              .04
(.04)          (2.38)       4.47          (.40)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net realized gain                               --
--            (.60)         --            --
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 11.09       $
11.05         $ 11.09      $14.07        $ 9.60

================================================================
===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                         0.36%
(0.36)%        (18.34)%      46.56%       (4.00)%

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                  $22,720
$18,514         $14,599      $6,927          $994
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $21,277
$15,307         $12,576      $2,738          $441
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                                0.00%(2)
(0.01)%         (0.29)%     (0.37)%       (0.79)%
 Expenses                                                    0.94%
1.05%           1.37%       1.83%         0.87%(5)
 Expenses, net of reduction to custodian fees                  N/A
N/A           1.35%       1.34%           N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       67%
213%            162%        176%           61%

1. For the period from May 1, 1998 (inception of offering) to December 31, 1998.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the
reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return
information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods
shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS Money Fund/VA

                                             SIX
MONTHS                                                                  YEAR

ENDED                                                                 ENDED
                                          JUNE 30,
2002                                                           DECEMBER 31,
                                             (UNAUDITED)         2001
2000          1999          1998          1997
=================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $ 1.00        $ 1.00        $
1.00        $ 1.00        $ 1.00        $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain            .01           .04
..06           .05           .05           .05
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders    (.01)         (.04)
(.06)         (.05)         (.05)         (.05)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $1.00         $1.00
$1.00         $1.00         $1.00         $1.00

===============================================================================

=================================================================================================================================
 TOTAL RETURN(1)                                   0.76%         3.85%
6.26%         4.96%         5.25%         5.31%
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $385,878      $370,229
$215,771      $201,066      $151,799      $126,782
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $379,950      $288,106
$204,586      $166,727      $137,633      $133,707
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                             1.52%         3.59%
5.98%         4.87%         5.12%         5.19%
 Expenses                                          0.47%         0.52%
0.51%         0.48%         0.50%(3)      0.48%(3)

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS Multiple Strategies Fund/VA

                                            SIX
MONTHS                                                                     YEAR

ENDED                                                                    ENDED
                                         JUNE 30,
2002                                                             DECEMBER 31,
 NON-SERVICE SHARES                         (UNAUDITED)          2001
2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period           $ 15.40       $ 16.55       $
17.46       $ 17.05       $ 17.01       $ 15.63
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .26           .53
..72           .82           .71           .62
 Net realized and unrealized gain (loss)          (1.28)         (.19)
..38          1.04           .42          1.95

---------------------------------------------------------------------------------
 Total from investment operations                 (1.02)          .34
1.10          1.86          1.13          2.57
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.51)         (.64)
(.82)         (.59)         (.16)         (.61)
 Distributions from net realized gain              (.21)         (.85)
(1.19)         (.86)         (.93)         (.58)

---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.72)        (1.49)
(2.01)        (1.45)        (1.09)        (1.19)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 13.66       $ 15.40       $
16.55       $ 17.46       $ 17.05       $ 17.01

=================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)              (7.00)%        2.22%
6.44%        11.80%         6.66%        17.22%

---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)      $526,223      $593,033
$589,298      $578,783      $622,333      $637,545
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $570,515      $599,324
$566,724      $593,151      $640,131      $564,369
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                             3.39%         3.42%
4.36%         4.46%         4.05%         3.86%
 Expenses                                          0.75%         0.76%
0.76%         0.73%         0.76%(3)      0.75%(3)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             12%           30%
42%           17%           43%           42%

1. Assumes an  investment  on the business day before the first day of the fiscal period,  with all
dividends and distributions reinvested in additional shares on the reinvestment date, and redemption
at the net asset value  calculated on the last business day of the fiscal period.
Total returns are
not  annualized  for periods  less than one full year.  Total  return  information does not reflect
expenses that apply at the separate  account level or to related  insurance products.  Inclusion of
these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS Strategies Bond Fund/VA

                                               SIX
MONTHS                                                                  YEAR

ENDED                                                                 ENDED
                                            JUNE 30,
2002                                                          DECEMBER 31,
NON-SERVICE SHARES                            (UNAUDITED)         2001
2000          1999          1998           1997
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period             $   4.62     $   4.69      $
4.97      $   5.12      $   5.12       $   5.09
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .14          .41
..41           .45           .39            .39
Net realized and unrealized gain (loss)              (.05)        (.19)
(.28)         (.31)         (.24)           .04

-------------------------------------------------------------------------------
Total from investment operations                      .09          .22
..13           .14           .15            .43
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.37)        (.29)
(.41)         (.29)         (.09)          (.39)
Distributions from net realized gain                   --           --
--            --          (.06)          (.01)

-------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.37)        (.29)
(.41)         (.29)         (.15)          (.40)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   4.34     $   4.62      $
4.69      $   4.97      $   5.12       $   5.12

===============================================================================

================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                  2.04%        4.85%
2.63%         2.83%         2.90%          8.71%

================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $372,715     $351,686
$304,562      $282,086      $279,200       $207,839
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $361,725     $330,711
$289,923      $278,668      $250,227       $159,934
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                6.87%        8.78%
9.23%         9.08%         8.17%          8.23%
Expenses                                             0.79%        0.79%
0.79%         0.78%         0.80%(3)       0.83%(3)
Expenses, net of reduction to custodian
expenses and/or voluntary reimbursement
of expenses                                          0.76%         N/A
N/A           N/A           N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%         104%
104%           81%          134%           150%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES

For More Information on Oppenheimer Value Fund/VA

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Fund's investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Fund's investments and performance will be available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, (when available) the notice explaining the Fund's privacy policy and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:
--------------------------------------------------------------------------------
By Telephone:                         Call OppenheimerFunds Services
                                      toll-free:
                                      1.800.981.2871
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Mail:                              Write to:
                                      OppenheimerFunds Services
                                      P.O. Box 5270
                                      Denver, Colorado 80217-5270
--------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after
                              -----------
payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund's SEC File No.: 811-4108
PR0642.001.0802
Printed on recycled paper.